   As filed with the Securities and Exchange Commission on April 21, 1997
                        File Nos. 33-31894 and 811-05954


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  -------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 26                                             [X]

                                    and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 28                                                            [X]

                                 --------------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                         Timothy F. McCarthy, President
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Martin E. Lybecker, Esq.            Frances Cole, Esq.
Ropes & Gray                        Charles Schwab Investment Management, Inc.
1301 K Street, NW, Suite 800 East   101 Montgomery Street
Washington, D.C.  20005             San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):

/ / Immediately upon filing pursuant to paragraph (b)


/X/ On April 30, 1997 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)


/ / On (date) pursuant to paragraph (a)(1)

/ / 75 days after filing pursuant to paragraph (a)(2)

/ / On (date) pursuant to paragraph (a)(2) of Rule 485


if appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment


         DECLARATION PURSUANT TO RULE 24f-2: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933, as amended. The Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1996 was filed on February 19, 1997.

                                     PART A

                       THE CHARLES SCHWAB FAMILY OF FUNDS


         The information required by Items 1 through 9 for Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund-Sweep Shares, and Schwab Value Advantage Money Fund-Sweep Shares, separate portfolios or classes of portfolios of Registrant, are hereby incorporated by reference to their Prospectuses filed with the Securities and Exchange Commission pursuant to Rule 485(a) on February 21, 1997.



         The information required by Items 1 through 9 for Schwab Municipal Money Fund-Value Advantage Shares, Schwab California Municipal Money Fund-Value Advantage Shares, Schwab New York Municipal Money Fund- Value Advantage Shares , Schwab California Municipal Money Fund-Sweep Shares, and Schwab New York Municipal Money Fund-Sweep Shares, separate portfolios or classes of portfolios of Registrant, are hereby incorporated by reference to their Prospectuses filed with the Securities and Exchange Commission pursuant to Rule 497(e) on January 2, 1997.



         The information required by Items 1 through 9 for Schwab Value Advantage Money Fund(R)-Investor Shares, Schwab Institutional Advantage Money Fund(R), and Schwab Retirement Money Fund(R), separate portfolios or classes of portfolios of Registrant, are hereby incorporated by reference to their Prospectuses filed with the Securities and Exchange Commission pursuant to Rule 497(e) on November 26, 1996.

                                     PART B

                       THE CHARLES SCHWAB FAMILY OF FUNDS


         The information required by Items 10 through 23 for Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund-Sweep Shares, Schwab California Municipal Money Fund-Sweep Shares, Schwab New York Municipal Money Fund-Sweep Shares, Schwab Institutional Advantage Money Fund*, Schwab Retirement Money Fund*, and Schwab Value Advantage Money Fund-Sweep Shares, separate portfolios or classes of portfolios of Registrant, are hereby incorporated by reference to their joint Statement of Additional Information filed with the SEC pursuant to Rule 485(a) on February 21, 1997.



         The information required by Items 10 through 23 for Schwab Municipal Money Fund-Value Advantage Shares, Schwab California Municipal Money Fund-Value Advantage Shares, and Schwab New York Municipal Money Fund-Value Advantage Shares, separate portfolios or classes of portfolios of Registrant, are hereby incorporated by reference to their joint Statement of Additional Information filed with the SEC pursuant to Rule 497(e) on January 2, 1997.



         The information required by Items 10 through 23 for Schwab Value Advantage Money Fund-Investor Shares, a separate class of a portfolio of Registrant, is hereby incorporated by reference to its Statement of Additional Information filed with the Securities and Exchange Commission pursuant to Rule 497(e) on November 26, 1996.

                                     PART C

                                OTHER INFORMATION


                                April 21, 1997


                       THE CHARLES SCHWAB FAMILY OF FUNDS

Item 24. Financial Statements and Exhibits.

   (a)     Financial Statements:


     --    Financial Highlights--Included in Part B, Statement of Additional
           Information:

           Incorporated by reference to the joint Statement of Additional Information for Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund-Sweep Shares (formerly Schwab Tax-Exempt Money Fund-Sweep Shares), Schwab California Municipal Money Fund-Sweep Shares (formerly Schwab California Tax-Exempt Money Fund-Sweep Shares), Schwab New York Municipal Money Fund-Sweep Shares (formerly Schwab New York Tax-Exempt Money Fund-Sweep Shares), Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R) and Schwab Value Advantage Money Fund(R)-Investor Shares, separate portfolios or classes of portfolios of Registrant, filed with the Securities and Exchange Commission ("SEC") pursuant to Rule 485(a) on February 21, 1997.

                   -- Schwab Money Market Fund Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab Government Money Fund Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab U.S. Treasury Money Fund Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund Statements of Assets and Liabilities dated December 31, 1995 (Audited)

                   -- Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund Statements of Operations for the year ended December 31, 1995 (Audited)

                   -- Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund Statements of Changes in Net Assets dated December 31, 1995 (Audited)



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
                   -- Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund Notes to Financial Statements for the year ended December 31, 1995 (Audited)

                   -- Report of Independent Accountants for the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund dated January 31, 1996

                   -- Schwab Municipal Money Fund Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab Municipal Money Fund Statement of Assets and Liabilities dated December 31, 1995 (Audited)

                   -- Schwab Municipal Money Fund Statement of Operations for the year ended December 31, 1995 (Audited)

                   -- Schwab Municipal Money Fund Statement of Changes in Net Assets dated December 31, 1995 (Audited)

                   -- Schwab Municipal Money Fund Notes to Financial Statements for the year ended December 31, 1995 (Audited)

                   -- Report of the Independent Accountants for the Schwab Municipal Money Fund dated January 31, 1996

                   -- Schwab California Municipal Money Fund Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab California Municipal Money Fund Statement of Assets and Liabilities dated December 31, 1995 (Audited)

                   -- Schwab California Municipal Money Fund Statement of Operations for the year ended December 31, 1995 (Audited)

                   -- Schwab California Municipal Money Fund Statement of Changes in Net Assets dated December 31, 1995 (Audited)

                   -- Schwab California Municipal Money Fund Notes to Financial Statements for the year ended December 31, 1995 (Audited)

                   -- Report of Independent Accountants for the Schwab California Municipal Money Fund dated January 31, 1996

                   -- Schwab New York Municipal Money Fund Schedule of Investments dated December 31, 1995 (Audited)



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
                   -- Schwab New York Municipal Money Fund Statement of Assets and Liabilities dated December 31, 1995 (Audited)

                   -- Schwab New York Municipal Money Fund Statement of Operations for the period February 27, 1995 (commencement of operations) to December 31, 1995 (Audited)

                   -- Schwab New York Municipal Money Fund Statement of Changes in Net Assets for the period February 27, 1995 (commencement of operations) to December 31, 1995 (Audited)

                   -- Schwab New York Municipal Money Fund Notes to Financial Statements for the period February 27, 1995 (commencement of operations) to December 31, 1995 (Audited)

                   -- Report of Independent Accountants for the Schwab New York Municipal Money Fund dated January 31, 1996

                   -- Schwab Institutional Advantage Money Fund(R) Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab Institutional Advantage Money Fund Statement of Assets and Liabilities dated December 31, 1995 (Audited)

                   -- Schwab Institutional Advantage Money Fund Statement of Operations for the year ended December 31, 1995 (Audited)

                   -- Schwab Institutional Advantage Money Fund Statement of Changes in Net Assets for the year ended December 31, 1995 (Audited)

                   -- Schwab Institutional Advantage Money Fund Notes to Financial Statements for the year ended December 31, 1995 (Audited)

                   -- Report of Independent Accountants for the Schwab Institutional Advantage Money Fund dated January 31, 1996

                   -- Schwab Retirement Money Fund(R) Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab Retirement Money Fund Statement of Assets and Liabilities dated December 31, 1995 (Audited)

                   -- Schwab Retirement Money Fund Statement of Operations for the year ended December 31, 1995 (Audited)


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
                   -- Schwab Retirement Money Fund Statement of Changes in Net Assets for the year ended December 31, 1995 (Audited)

                   -- Schwab Retirement Money Fund Notes to Financial Statements for the year ended December 31, 1995 (Audited)

                   -- Report of Independent Accountants for the Schwab Retirement Money Fund dated January 31, 1996




                   -- Schwab Value Advantage Money Fund Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab Value Advantage Money Fund Statement of Assets and Liabilities dated December 31, 1995 (Audited)

                   -- Schwab Value Advantage Money Fund Statement of Operations for the year ended December 31, 1995 (Audited)

                   -- Schwab Value Advantage Money Fund Statement of Changes in Net Assets dated December 31, 1995 (Audited)

                   -- Schwab Value Advantage Money Fund Notes to Financial Statements for the year ended December 31, 1995 (Audited)

                   -- Report of Independent Accountants for the Schwab Value Advantage Money Fund dated January 31, 1996


     -- Incorporated by reference to the joint Statement of Additional Information of Schwab Municipal Money Fund-Value Advantage Shares, Schwab California Municipal Money Fund-Value Advantage Shares and Schwab New York Municipal Money Fund-Value Advantage Shares filed with the SEC pursuant to Rule 497(e) on January 2, 1997.


                   -- Schwab Municipal Money Fund Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab California Municipal Money Fund Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab New York Municipal Money Fund Schedule of Investments dated December 31, 1995 (Audited)




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
                   -- Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund Statements of Assets and Liabilities dated December 31, 1995 (Audited)

                   -- Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund Statements of Operations for the year ended December 31, 1995 (Audited)

                   -- Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund Statements of Changes Statement in Net Assets for the year ended December 31, 1995 (Audited)

                   -- Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund Notes to Financial Statements for the year ended December 31, 1995 (Audited)

                   -- Report of the Independent Accountants for Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund dated January 31, 1996


   (b)     Exhibits:

                   (1) Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on June 6, 1995

                   (2) Amended and Restated By-Laws are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, filed on March 29, 1996

                   (3)       Inapplicable


                   (4)          (a)       Article III, Sections 4 and 5; Article
                                          IV, Section 1; Article V; Article VI,
                                          Section 2; Article VIII, Section 4;
                                          and Article IX, Sections 1, 4 and 7 of
                                          the Agreement and Declaration of Trust
                                          are incorporated by reference to
                                          Exhibit (1) to Post-Effective
                                          Amendment No. 19 to Registrant's
                                          Registration Statement on Form N-1A,
                                          filed on June 6, 1995

                                (b)       Article 9 and Article 11 of the
                                          By-Laws are incorporated by reference
                                          to Exhibit (2) to Post-Effective
                                          Amendment No. 23 to Registrant's
                                          Registration Statement on Form N-1A,
                                          filed on March 29, 1996

                   (5)          (a)       Investment Advisory and Administration
                                          Agreement between Registrant and
                                          Charles Schwab Investment Management,
                                          Inc. (the "Investment Manager") with
                                          respect to Schwab Money Market Fund,
                                          Schwab Government Money Fund and
                                          Schwab Municipal Money Fund, dated
                                          June 15, 1995, is incorporated by
                                          reference to Exhibit (5)(a) to
                                          Post-Effective Amendment No. 13 to
                                          Registrant's Registration Statement on
                                          Form N-1A, filed on June 29, 1995

                                 (b) Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund
                                          (R)and New York Municipal Money Fund,
                                          dated June 15, 1995, is incorporated
                                          by reference to Exhibit (5)(b) to
                                          Post-Effective Amendment No. 13 to
                                          Registrant's Registration Statement on
                                          Form N-1A, filed on June 29, 1995

                                (c) Amended Schedules to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager referred to at Exhibit (5)(c) above are incorporated by reference to Exhibit (5)(c) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A, filed on February 28, 1995

                                (d) Amended schedules to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager referred to at Exhibit (5)(c) above are incorporated by reference to Exhibit (5)(d) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on April 26, 1996

                   (6)          (a)       Distribution Agreement between
                                          Registrant and Charles Schwab & Co.,
                                          Inc. ("Schwab"), dated June 15, 1995,
                                          is incorporated by reference to
                                          Exhibit (6)(a) to Post-Effective
                                          Amendment No. 13 to Registrant's
                                          Registration Statement on Form N-1A,
                                          filed on June 29, 1995


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
                                (b) Amended Schedule to the Distribution Agreement between Registrant and Schwab referred to at Exhibit (6)(a) above is incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A, filed on February 28, 1995

                   (7)                    Inapplicable

                   (8)          (a)       Accounting Services Agreement between
                                          Registrant and PFPC Inc. (formerly,
                                          Provident Financial Processing
                                          Corporation) dated April 8, 1991 is
                                          incorporated by reference to Exhibit
                                          (8)(c) to Post-Effective Amendment
                                          No. 5 to Registrant's Registration
                                          Statement on Form N-1A, filed on
                                          December 10, 1991

                                (b)       Amended Schedule to the Accounting
                                          Services Agreement referred to at
                                          Exhibit (8)(a) above is incorporated
                                          by reference to Exhibit (8)(b) to
                                          Post-Effective Amendment No. 16 to
                                          Registrant's Registration Statement
                                          on Form N-1A, filed on February 28,
                                          1995

                                (c)       Amendment Nos. 1 and 2 to the
                                          Accounting Services Agreement
                                          referred to at Exhibit (8)(a) above
                                          are incorporated by reference to
                                          Exhibit (8)(c) to Post-Effective
                                          Amendment No. 23 to Registrant's
                                          Registration Statement on Form N-1A,
                                          filed on March 29, 1996

                                (d) Amended and Restated Transfer Agency Agreement between Registrant and Schwab dated June 5, 1995 is incorporated by reference to Exhibit
                                          (8)(c) to Post-Effective Amendment No.
                                          19 to Registrant's Registration
                                          Statement on Form N-1A, filed on June
                                          6, 1995

                                (e)       Form of Amended Schedules to the
                                          Amended and Restated Transfer Agency
                                          Agreement referred to at Exhibit
                                          (6)(d) above is incorporated by
                                          reference to Exhibit (8)(e) to Post-
                                          Effective Amendment No. 24 to
                                          Registrant's Registration Statement on
                                          Form N-1A, filed on April 26, 1996


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
                                (f) Shareholder Service Agreement between Registrant and Schwab dated May 1, 1993 is incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on September 28, 1993

                                (g) Amended Schedules to the Shareholder Service Agreement between Registrant and Schwab referred to at Exhibit
                                          (8)(f) above are incorporated by
                                          reference to Exhibit (8)(f) to Post-
                                          Effective Amendment No. 16 to
                                          Registrant's Registration Statement on
                                          Form N-1A, filed on February 28, 1995

                                (h)       Form of Amended Schedules to the
                                          Shareholder Service Agreement referred
                                          to at Exhibit (6)(f) above is
                                          incorporated by reference to Exhibit
                                          (8)(h) to Post-Effective Amendment No.
                                          24 to Registrant's Registration
                                          Statement on Form N-1A, filed on April
                                          26, 1996

                                (i) Custodian Services Agreement between Registrant and PNC Bank, N.A.
                                          (formerly, Provident National Bank)
                                          dated April 8, 1991 is incorporated
                                          by reference to Exhibit (8)(b) to
                                          Post- Effective Amendment No. 5 to
                                          Registrant's Registration Statement
                                          on Form N-1A, filed on December 10,
                                          1991

                                (j)       Amended Schedule to the Custodian
                                          Services Agreement referred to at
                                          Exhibit (8)(i) above is incorporated
                                          by reference to Exhibit (8)(h) to
                                          Post-Effective Amendment No. 16 to
                                          Registrant's Registration Statement
                                          on Form N-1A, filed on February 28,
                                          1995

                                (k)       Amendment Nos. 1 and 2 to the
                                          Custodian Services Agreement
                                          referred to at Exhibit (8)(i) above
                                          are incorporated by reference to
                                          Exhibit (8)(i) to Post-Effective
                                          Amendment No. 23 to Registrant's
                                          Registration Statement on Form N-1A,
                                          filed on March 29, 1996

                   (9)                    Inapplicable

                  (10) Opinion and Consent of Ropes & Gray as to legality of the securities being registered is incorporated by reference to Registrant's Rule 24f-2 Notice, filed on February 19, 1997

                  (11)          (a)       Consent of Ropes & Gray is filed
                                          herewith


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
                                (b) Consent of Independent Accountants is filed herewith

                  (12)                    Inapplicable

                  (13)          (a)       Purchase Agreement between Registrant
                                          and Schwab relating to the Schwab
                                          U.S. Treasury Money Fund is
                                          incorporated by reference to Exhibit
                                          (13)(a) to Post-Effective Amendment
                                          No. 5 to Registrant's Registration
                                          Statement on Form N-1A, filed on
                                          December 10, 1992

                                (b) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund is incorporated by reference to Exhibit
                                          (13)(b) to Post-Effective Amendment
                                          No. 6 to Registrant's Registration
                                          Statement on Form N-1A, filed on March
                                          3, 1992

                                (c) Purchase Agreement between Registrant and Schwab relating to the Schwab Retirement Money Fund(R) and the Schwab Institutional Advantage Money Fund(R) is incorporated by reference to Exhibit (13)(c) to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed on December 1, 1993

                                (d) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund is incorporated by reference to Exhibit
                                          (13)(d) to Post-Effective Amendment
                                          No. 16 to Registrant's Registration
                                          Statement on Form N-1A, filed on
                                          February 28, 1995

                                (e) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund-Value Advantage Shares is incorporated by reference to Exhibit (13)(e) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on June 6, 1995

                                (f) Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money
                                          Fund-Value Advantage Shares is
                                          incorporated by reference to Exhibit
                                          (13)(f) to Post-Effective Amendment
                                          No. 19 to Registrant's Registration
                                          Statement on Form N-1A, filed on
                                          June 6, 1995


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
                                (g) Purchase Agreement between Registrant and Schwab relating to the Schwab
                                          New York Municipal Money Fund-Value
                                          Advantage Shares is incorporated by
                                          reference to Exhibit (13)(g) to
                                          Post-Effective Amendment No. 19 to
                                          Registrant's Registration Statement
                                          on Form N-1A, filed on June 6, 1995

                  (14)          (a)       Model Charles Schwab & Co., Inc.
                                          Individual Retirement Plan is
                                          incorporated by reference to Exhibit
                                          (14)(a) to Post-Effective Amendment
                                          No. 14 to Registrant's Registration
                                          Statement on Form N-1A, filed on
                                          August 25, 1995

                                (b) Model Charles Schwab & Co., Inc. KEOGH Plan is incorporated by reference to Exhibit (14)(b) to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed on August 25, 1995

                  (15)                    Inapplicable

                  (16)          (a)       Performance Calculations for Schwab
                                          Money Market Fund, Schwab Government
                                          Money Fund, Schwab Municipal Money
                                          Fund, Schwab California Municipal
                                          Money Fund and Schwab U.S. Treasury
                                          Money Fund are incorporated by
                                          reference to Exhibit (16) to
                                          Post-Effective Amendment No. 6 to
                                          Registrant's Registration Statement
                                          on Form N-1A, filed on March 3, 1992

                                (b) Performance Calculations for Schwab Value Advantage Money Fund are incorporated by reference to Exhibit
                                          (16) to Post-Effective Amendment
                                          No. 7 to Registrant's Registration
                                          Statement on Form N-1A, filed on
                                          August 7, 1992

                                (c) Performance Calculations for Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R) are incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A, filed on April 6, 1995

                                (d) Performance Calculations for Schwab New York Municipal Money Fund-Sweep Shares are incorporated by reference to Exhibit (16)(d) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, filed on August 25, 1995



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
                  (17)          (a)       Financial Data Schedule for Schwab
                                          Money Market Fund is filed herewith

                                (b)       Financial Data Schedule for Schwab
                                          Government Money Fund is filed
                                          herewith

                                (c)       Financial Data Schedule for Schwab
                                          Municipal Money Fund-Sweep Shares
                                          is filed herewith

                                (d)       Financial Data Schedule for Schwab
                                          Municipal Money Fund-Value Advantage
                                          Shares is filed herewith

                                (e)       Financial Data Schedule for Schwab
                                          California Municipal Money
                                          Fund-Sweep Shares is filed herewith

                                (f)       Financial Data Schedule for Schwab
                                          California Municipal Money
                                          Fund-Value Advantage Shares is filed
                                          herewith

                                (g)       Financial Data Schedule for Schwab
                                          U.S. Treasury Money Fund is filed
                                          herewith

                                (h)       Financial Data Schedule for Schwab
                                          Value Advantage Money Fund-Investor
                                          Shares is filed herewith

                                (i)       Financial Data Schedule for Schwab
                                          Institutional Advantage Money Fund(R)
                                          is filed herewith

                                (j)       Financial Data Schedule for Schwab
                                          Retirement Money Fund(R) is filed
                                          herewith

                                (k) Financial Data Schedule for Schwab New York Municipal Money Fund-Sweep
                                          Shares is filed herewith

                                (l) Financial Data Schedule for Schwab New York Municipal Money Fund-Value Advantage Shares is filed herewith


                  (18) Form of Amended and Restated Multiple Class Plan of Registrant is incorporated by reference to Exhibit
                                          (18) to Post-Effective Amendment No.
                                          25 to Registrant's Registration
                                          Statement on Form N-1A, filed on
                                          February 21, 1997.



     Item 25. Persons Controlled by or under Common Control with Registrant.

              Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment

Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

     Item 26. Number of Holders of Securities.


              As of April 15, 1997, the number of record holders of shares of beneficial interest for the series of Registrant was:


     Title of Class                                                             Number of Record Holders
     --------------                                                             ------------------------
     Schwab Money Market Fund                                                   1 (for the benefit of [ ]
     Schwab Government Money Fund                                               1 (for the benefit of [ ]
     Schwab U.S. Treasury Money Fund                                            1 (for the benefit of [ ]
     Schwab Municipal Money Fund-Sweep Shares                                   1 (for the benefit of [ ]
     Schwab Municipal Money Fund-Value Advantage Shares                         1 (for the benefit of [ ]
     Schwab California Municipal Money Fund-Sweep Shares                        1 (for the benefit of [ ]
     Schwab California Municipal Money Fund-Value Advantage Shares              1 (for the benefit of [ ]
     Schwab Value Advantage Money Fund-Investor Shares                          1 (for the benefit of [ ]
     Schwab Retirement Money Fund(R)                                            1 (for the benefit of [ ]
     Schwab Value Advantage Money Fund-Sweep Shares                             0 (for the benefit of [ ]
     Schwab Institutional Advantage Money Fund(R)                               1 (for the benefit of [ ]
     Schwab New York Municipal Money Fund-Sweep Shares                          1 (for the benefit of [ ]
     Schwab New York Municipal Money Fund-Value Advantage Shares                1 (for the benefit of [ ]

     Item 27. Indemnification.

              Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

       Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     Item 28. Business and Other Connections of Investment Manager.

              (a) Information pertaining to business and other connections of Registrant's Investment Manager is hereby incorporated by reference to the section of the Prospectuses for Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund-Sweep Shares, Schwab California Municipal Money Fund-Sweep Shares, Schwab New York Municipal Money Fund-Sweep Shares, Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R) captioned "Management of the Fund(s);" the section of the Prospectuses for Schwab Value Advantage Money Fund, Schwab Municipal Money Fund-Value Advantage Shares, Schwab California Municipal Money Fund-Value Advantage Shares and Schwab New York Municipal Money Fund- Value Advantage Shares captioned "Organization and Management of the Fund(s);" and the section of the Statements of Additional Information captioned "Management of the Trust."

                   Registrant's Investment Manager, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as Investment Manager to Registrant, also serves as the Investment Manager to Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios , each an open-end, management investment company. The principal place of business of the Investment Manager is 101 Montgomery Street, San Francisco, California 94104. The only business in which the Investment Manager engages is that of investment manager and administrator to Registrant, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future.

          (b) The business, profession, vocation or employment of a substantial nature in which each director and/or executive officer of Schwab and/or the Investment Manager is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:


Name and Position
 with Registrant          Name of Company                        Capacity
-----------------         ---------------                        --------
Charles R. Schwab,        Charles Schwab & Co., Inc.             Chairman and Director
Chairman and Trustee

                          The Charles Schwab Corporation         Chairman, Chief Executive Officer
                                                                 and Director

                          Charles Schwab Investment              Chairman and Director
                          Management, Inc.

                          The Charles Schwab Trust               Chairman and Director
                          Company

                          Mayer & Schweitzer, Inc.               Chairman and Director

                          The Gap, Inc.                          Director

                          Transamerica Corporation               Director

                          AirTouch Communications                Director

                          Siebel Systems                         Director

 Lawrence J. Stupski      Charles Schwab & Co., Inc.             Director until February 1995; Vice
                                                                 Chairman until August 1994

                          The Charles Schwab Corporation         Vice Chairman and Director; Chief
                                                                 Operating Officer until March 1994

                          Mayer & Schweitzer, Inc.               Director until February 1995

                          The Charles Schwab Trust               Director
                          Company

David S. Pottruck         Charles Schwab & Co., Inc.             President, Chief Executive Officer
                                                                 and Director

                          The Charles Schwab Corporation         President, Chief Operating Officer
                                                                 and Director


                          Charles Schwab Investment              Director
                          Management, Inc.

                          Mayer & Schweitzer, Inc.               Chairman, Chief Executive Officer
                                                                 and Director

Ronald W. Readmond        Charles Schwab & Co., Inc.             Vice Chairman and Director until
                                                                 January 1996; Senior Executive Vice
                                                                 President and Chief Operating
                                                                 Officer until January 1995

                          The Charles Schwab Corporation         Executive Vice President until
                                                                 January 1996; Senior Executive Vice
                                                                 President until January 1995

                          Mayer & Schweitzer, Inc.               Director until January 1996

John P. Coghlan           Charles Schwab & Co., Inc.             Executive Vice President - Schwab
                                                                 Institutional

                          The Charles Schwab Corporation         Executive Vice President - Schwab
                                                                 Institutional

                          The Charles Schwab Trust Company       Director and Executive Vice
                                                                 President

A. John Gambs,            Charles Schwab & Co., Inc.             Executive Vice President, Chief
Treasurer and                                                    Financial Officer and Director
Principal Financial
Officer
                          The Charles Schwab Corporation         Executive Vice President and Chief
                                                                 Financial Officer

                          Charles Schwab Investment              Chief Financial Officer and Director
                          Management, Inc.

                          The Charles Schwab Trust               Chief Financial Officer
                          Company

                          Mayer & Schweitzer, Inc.               Director

Dawn G. Lepore            Charles Schwab & Co., Inc.             Executive Vice President and Chief
                                                                 Information Officer

                          The Charles Schwab Corporation         Executive Vice President and Chief
                                                                 Information Officer

Daniel O. Leemon          The Charles Schwab Corporation         Executive Vice President - Business
                                                                 Strategy


                          Charles Schwab & Co., Inc.             Executive Vice President - Business
                                                                 Strategy

Timothy F. McCarthy,      Charles Schwab Investment              Chief Executive Officer
Trustee and President     Management, Inc.

                          Charles Schwab & Co., Inc.             Executive Vice President - Mutual
                                                                 Funds

                          The Charles Schwab Corporation         Executive Vice President - Mutual
                                                                 Funds

                          Jardine Fleming Unit Trusts Ltd.       Chief Executive Officer until
                                                                 October 1995

                          Fidelity Investment Advisor Group      President until 1994


Elizabeth G. Sawi         Charles Schwab & Co., Inc.             Executive Vice President -Electronic
                                                                 Brokerage

                          The Charles Schwab Corporation         Executive Vice President -Electronic
                                                                 Brokerage

Tom D. Seip               Charles Schwab & Co., Inc.             Executive Vice President - Retail
                                                                 Brokerage

                          The Charles Schwab Corporation         Executive Vice President - Retail
                                                                 Brokerage

                          Charles Schwab Investment              President and Chief Operating
                          Management, Inc.                       Officer until 1994

John N. Tognino           Charles Schwab & Co., Inc.             Executive Vice President - Capital
                                                                 Markets and Trading until February
                                                                 1996

                          The Charles Schwab Corporation         Executive Vice President - Capital
                                                                 Markets and Trading until February
                                                                 1996

                          Mayer & Schweitzer, Inc.               Director and Vice Chairman until
                                                                 February 1996

Luis E. Valencia          Charles Schwab & Co., Inc.             Executive Vice President - Human
                                                                 Resources and Corporate Support

                          The Charles Schwab Corporation         Executive Vice President and Chief
                                                                 Administrative Officer


                          Commercial Credit Corporation          Managing Director until February
                                                                 1994

Christopher V. Dodds      Charles Schwab & Co., Inc.             Treasurer and Senior Vice President

                          The Charles Schwab Corporation         Treasurer and Senior Vice President

                          Mayer & Schweitzer, Inc.               Treasurer

William J. Klipp,         Charles Schwab & Co., Inc.             Senior Vice President -SchwabFunds
Trustee, Senior Vice
President Chief
Operating Officer
                          Charles Schwab Investment              President and Chief Operating
                          Management, Inc.                       Officer

Stephen B. Ward,          Charles Schwab Investment              Senior Vice President and Chief
Senior Vice President     Management, Inc.                       Investment Officer
and Chief Investment
Officer

Frances Cole,             Charles Schwab Investment              Vice President, Chief Counsel, Chief
Secretary                 Management, Inc.                       Compliance Officer and Assistant
                                                                 Corporate Secretary

Cynthia K. Holbrook       The Charles Schwab Corporation         Assistant Corporate Secretary

                          Charles Schwab & Co., Inc.             Assistant Corporate Secretary

                          Charles Schwab Investment              Corporate Secretary
                          Management, Inc.

                          The Charles Schwab Trust               Assistant Corporate Secretary
                          Company

David J. Neuman           The Charles Schwab Trust               Corporate Secretary
                          Company

Mary B. Templeton         Charles Schwab Investment              Assistant Corporate Secretary
                          Management, Inc.

                          The Charles Schwab Corporation         Senior Vice President, General
                                                                 Counsel and Corporate Secretary

                          Charles Schwab & Co., Inc.             Senior Vice President, General
                                                                 Counsel and Corporate Secretary

                          Mayer & Schweitzer                     Assistant Corporate Secretary

                          The Charles Schwab Trust               Assistant Corporate Secretary until
                          Company                                February 1996

David H. Lui              Charles Schwab Investment              Vice President and Senior Counsel
Assistant Secretary       Management, Inc.


Christina M. Perrino      Charles Schwab Investment              Vice President and Senior Counsel
Assistant Secretary       Management, Inc.

Karen L. Seaman           Charles Schwab Investment              Corporate Counsel
Assistant Secretary       Management, Inc.




     Item 29. Principal Underwriters.

              (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as principal underwriter for Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

              (b) See Item 28(b) for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

              (c)  Not applicable.

     Item 30. Location of Accounts and Records.

              All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PNC Bank, National Association, Broad and Market Streets, Philadelphia, Pennsylvania 19104 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (minute books, bylaws and declaration of trust).


     Item 31. Management Services.

              Not applicable.


     Item 32. Undertakings.

              (a) Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other Shareholders as required by Section (16) of the 1940 Act.

              (b) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of the registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 26 to be signed on its behalf by the undersigned, thereunto duly authorized, in the District of Columbia, on the 21st day of April, 1997.


                                            THE CHARLES SCHWAB FAMILY OF FUNDS
                                            Registrant

                                            Charles R. Schwab*
                                            -----------------------------------
                                            Charles R. Schwab, Chairman


         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 21st day of April, 1997.




Signature                  Title
---------                  ------
Charles R. Schwab*         Chairman and Trustee
---------------------
Charles R. Schwab

Timothy F. McCarthy*       President and Trustee
---------------------
Timothy F. McCarthy

William J. Klipp*         Executive Vice President, Chief
---------------------     Operating Officer and Trustee
William J. Klipp

Donald F. Dorward*        Trustee
---------------------
Donald F. Dorward

Robert G. Holmes*         Trustee
---------------------
Robert G. Holmes

Donald R. Stephens*       Trustee
---------------------
Donald R. Stephens

Michael W. Wilsey*        Trustee
---------------------
Michael W. Wilsey

Tai-Chin Tung*           Treasurer and Principal Financial Officer
---------------------
Tai-Chin Tung



*By:  /s/ Alan G. Priest
     ---------------------------------------------------
         Alan G. Priest, Attorney-in-Fact pursuant
                  to Powers of Attorney previously filed

                                  Exhibit Index



Exhibit No
----------
       11.   (a)              Consent of Ropes & Gray

       11.   (b)              Consent of Independent Accountants

       17.   (a)              Financial Data Schedule for Schwab Money Market Fund

       17.   (b)              Financial Data Schedule for Schwab Government Money Fund

       17.   (c)              Financial Data Schedule for Schwab Municipal Money Fund-
                              Sweep Shares

       17.   (d)              Financial Data Schedule for Schwab Municipal Money Fund-
                              Value Advantage Shares

       17.   (e)              Financial Data Schedule for Schwab California Municipal
                              Money Fund-Sweep Shares

       17.   (f)              Financial Data Schedule for Schwab California Municipal
                              Money Fund-Value Advantage Shares

       17.   (g)              Financial Data Schedule for Schwab U.S. Treasury Money Fund

       17.   (h)              Financial Data Schedule for Schwab Value Advantage Money
                              Fund-Investor Shares

       17.   (i)              Financial Data Schedule for Schwab Institutional Advantage
                              Money Fund(R)

       17.   (j)              Financial Data Schedule for Schwab Retirement Money Fund(R)

       17.   (k)              Financial Data Schedule for Schwab New York Municipal
                              Money Fund-Sweep Shares

       17.   (l)              Financial Data Schedule for Schwab New York Municipal
                              Money Fund-Value Advantage Shares

